UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-03715

ELFUN INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/12

Item 1.	Schedule of Investments

Elfun Income Fund

Schedule of Investments (dollars in thousands)—September 30, 2012 (Unaudited)

		Principal Amount	Fair Value
Bonds and Notes—85.7% †
U.S. Treasuries—24.7%
U.S. Treasury Bonds
3.00%	05/15/42	$24,345	$25,243	(f)
3.13%	02/15/42	4,506	4,793	(f)
U.S. Treasury Notes
0.24%	07/31/14	16,397	16,363	(c)
0.52%	01/31/17	183	186	(c)
0.59%	06/30/17	12,284	12,377	(c)
0.60%	07/31/17	20,105	20,006	(c)
0.61%	08/31/17	125	125	(c)
1.63%	08/15/22	10,538	10,526
1.75%	05/15/22	1,299	1,318	(f)
2.75%	08/15/42	1,548	1,523
3.13%	05/15/19	2	2
			92,462
Agency Mortgage Backed—30.0%
Federal Home Loan Mortgage Corp.
2.38%	01/13/22	2,091	2,194
4.50%	06/01/33 - 02/01/35	66	70	(f)
5.00%	07/01/35 - 06/01/41	2,251	2,516	(f)
5.50%	05/01/20 - 04/01/39	1,104	1,229	(f)
6.00%	04/01/17 - 11/01/37	1,940	2,165	(f)
6.50%	07/01/29	2	3	(f)
7.00%	10/01/16 - 08/01/36	222	262	(f)
7.50%	11/01/29 - 09/01/33	21	25	(f)
8.00%	11/01/30	11	13	(f)
Federal National Mortgage Assoc.
2.72%	04/01/37	3	3	(g)
4.00%	05/01/19 - 05/01/42	10,806	11,755	(f)
4.50%	05/01/18 - 04/01/41	16,885	18,320	(f)
5.00%	07/01/20 - 06/01/41	4,271	4,814	(f)
5.50%	03/01/14 - 01/01/39	5,528	6,109	(f)
6.00%	02/01/14 - 08/01/35	3,381	3,815	(f)
6.50%	02/01/14 - 08/01/36	544	617	(f)
7.00%	08/01/13 - 02/01/34	58	66	(f)
7.50%	08/01/13 - 03/01/34	239	287	(f)
8.00%	11/01/14 - 11/01/33	113	137	(f)
8.50%	04/01/30 - 05/01/31	17	22	(f)
9.00%	12/01/17 - 12/01/22	27	31	(f)
3.00%	TBA	5,580	5,890	(b)
3.50%	TBA	12,420	13,311	(b)
4.00%	TBA	5,365	5,780	(b)
4.50%	TBA	805	871	(b)
5.00%	TBA	2,664	2,892	(b)
6.00%	TBA	5,492	6,064	(b)
6.50%	TBA	878	987	(b)
Government National Mortgage Assoc.
4.50%	08/15/33 - 03/20/41	3,943	4,367	(f)
5.00%	08/15/33	155	170	(f)

6.00%	04/15/27 - 09/15/36	677	776	(f)
6.50%	04/15/19 - 09/15/36	460	540	(f)
7.00%	11/15/27 - 10/15/36	199	235	(f)
7.50%	03/15/23 - 10/15/33	68	75	(f)
8.00%	09/15/27 - 06/15/30	36	39	(f)
8.50%	10/15/17	26	28	(f)
9.00%	11/15/16 - 12/15/21	59	65	(f)
3.50%	TBA	8,380	9,166	(b)
4.00%	TBA	5,580	6,147	(b)
5.50%	TBA	435	484	(b)
			112,340
Agency Collateralized Mortgage Obligations—0.5%
Collateralized Mortgage Obligation Trust
0.73%	11/01/18	7	7	(c,d)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	2,058	17	(e,f,g)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	2,534	217	(e,k)
4.50%	02/15/18 - 03/15/18	181	10	(e,f,k)
5.00%	05/15/17 - 02/15/38	329	20	(e,f,k)
5.50%	06/15/33	209	27	(e,f,k)
6.38%	08/15/25	1,079	153	(e,g)
8.00%	04/15/20	5	5	(f)
Federal Home Loan Mortgage Corp. STRIPS
3.72%	08/01/27	3	2	(c,d,f)
8.00%	02/01/23 - 07/01/24	10	2	(e,f,k)
Federal National Mortgage Assoc. REMIC
1.21%	12/25/42	489	14	(e,f,g)
2.38%	12/25/22	7	7	(c,d,f)
3.50%	05/25/27	949	125	(e,k)
4.50%	05/25/18	6	—	**(e,f,k)
5.00%	08/25/17 - 09/25/40	1,931	224	(e,f,k)
5.78%	07/25/38	493	60	(e,g)
Federal National Mortgage Assoc. STRIPS
0.93%	12/01/34	264	257	(c,d,f)
4.50%	08/01/35 - 01/01/36	589	66	(e,f,k)
5.00%	03/25/38 - 05/25/38	353	45	(e,k)
5.50%	12/01/33	71	9	(e,k)
6.00%	01/01/35	223	35	(e,f,k)
7.50%	11/01/23	33	7	(e,f,k)
8.00%	08/01/23 - 07/01/24	21	5	(e,f,k)
8.50%	03/01/17 - 07/25/22	19	3	(e,f,k)
9.00%	05/25/22	7	1	(e,f,k)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	2,730	307	(e,k)
5.00%	12/20/35 - 09/20/38	2,470	258	(e,k)
			1,883
Asset Backed—0.3%
Capital One Multi-Asset Execution Trust
0.86%	01/15/19	500	494	(c,f,g)
Chase Funding Mortgage Loan Asset-Backed Certificates
3.99%	11/25/33	495	464	(f)
Popular ABS Mortgage Pass-Through Trust
5.30%	11/25/35	350	222
			1,180

Corporate Notes—25.4%
ABB Finance USA Inc.
1.63%	05/08/17	367	373
2.88%	05/08/22	334	345
AES Panama S.A.
6.35%	12/21/16	219	239	(a)
Agilent Technologies Inc.
3.20%	10/01/22	260	262
5.50%	09/14/15	347	389	(f)
Allergan Inc.
3.38%	09/15/20	161	174
ALROSA Finance S.A.
7.75%	11/03/20	200	227	(a,f)
Altria Group Inc.
4.25%	08/09/42	279	277
America Movil SAB de C.V.
2.38%	09/08/16	948	986
American Axle & Manufacturing Inc.
7.88%	03/01/17	367	383
American Express Credit Corp.
1.75%	06/12/15	256	262
Amgen Inc.
5.38%	05/15/43	313	363
5.65%	06/15/42	188	224	(f)
Amsted Industries Inc.
8.13%	03/15/18	239	258	(a,f)
Anadarko Petroleum Corp.
5.95%	09/15/16	338	392	(f)
6.20%	03/15/40	316	387
Anglo American Capital PLC
2.63%	09/27/17	555	557	(a)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	556	564
3.63%	04/15/15	561	602	(f)
5.38%	11/15/14	391	430	(f)
Archer-Daniels-Midland Co.
5.77%	03/01/41	234	303
Arizona Public Service Co.
6.25%	08/01/16	358	421	(f)
AstraZeneca PLC
1.95%	09/18/19	372	379
4.00%	09/18/42	372	381
AT&T Inc.
0.51%	02/13/15	622	627	(c)
1.60%	02/15/17	398	408
2.95%	05/15/16	319	343	(f)
5.55%	08/15/41	277	345
6.40%	05/15/38	638	843	(f)
AvalonBay Communities Inc. (REIT)
2.95%	09/15/22	316	315
Banco del Estado de Chile
3.88%	02/08/22	150	159	(a)
Banco do Nordeste do Brasil S.A.
3.63%	11/09/15	200	205	(a)
Banco Mercantil del Norte S.A.
6.86%	10/13/21	100	108	(a,g)
Bank of America Corp.
5.70%	01/24/22	764	897
5.75%	12/01/17	575	662

Barclays Bank PLC
2.25%	05/10/17	986	1,016	(a)
Berkshire Hathaway Finance Corp.
1.60%	05/15/17	396	405	(f)
3.00%	05/15/22	454	471	(f)
BG Energy Capital PLC
2.88%	10/15/16	206	219	(a,f)
4.00%	10/15/21	201	222	(a,f)
Bombardier Inc.
7.75%	03/15/20	299	343	(a,f)
Boston Properties LP (REIT)
3.85%	02/01/23	394	415
BP Capital Markets PLC
1.85%	05/05/17	277	283
2.25%	11/01/16	604	632
Calpine Corp.
7.25%	10/15/17	478	510	(a,f)
Cameron International Corp.
3.60%	04/30/22	198	204
Campbell Soup Co.
2.50%	08/02/22	185	185
3.80%	08/02/42	122	121
Cardinal Health Inc.
1.90%	06/15/17	463	471
Cargill Inc.
5.20%	01/22/13	131	133	(a,f)
6.00%	11/27/17	247	299	(a,f)
Carolina Power & Light Co.
2.80%	05/15/22	197	205	(f)
Case New Holland Inc.
7.88%	12/01/17	214	251	(f)
Caterpillar Inc.
1.50%	06/26/17	450	460
CCO Holdings LLC
8.13%	04/30/20	373	422
Central American Bank for Economic Integration
5.38%	09/24/14	380	407	(a,f)
CenturyLink Inc.
5.80%	03/15/22	93	101
7.65%	03/15/42	134	143
Cigna Corp.
2.75%	11/15/16	372	392
5.38%	02/15/42	279	313
Cincinnati Bell Inc.
8.25%	10/15/17	398	425	(f)
Citigroup Inc.
4.45%	01/10/17	449	493	(f)
5.00%	09/15/14	666	702	(f)
5.88%	01/30/42	243	293	(f)
6.13%	08/25/36	200	217	(f)
CityCenter Holdings LLC
7.63%	01/15/16	215	230
CNA Financial Corp.
5.88%	08/15/20	326	381
CNPC HK Overseas Capital Ltd.
4.50%	04/28/21	200	220	(a)

Columbus International Inc.
11.50%	11/20/14	100	111	(a)
Consolidated Edison Company of New York Inc.
5.85%	04/01/18	180	223
6.65%	04/01/19	608	786	(f)
Corning Inc.
4.75%	03/15/42	186	201
Corp Andina de Fomento
4.38%	06/15/22	372	403
Corp Nacional del Cobre de Chile
4.25%	07/17/42	222	220	(a)
5.63%	09/21/35	76	91	(a)
COSL Finance BVI Ltd.
3.25%	09/06/22	190	189	(a)
Covidien International Finance S.A.
1.35%	05/29/15	296	300
Credit Suisse AG
2.60%	05/27/16	405	427	(a)
Crown Castle Towers LLC
4.88%	08/15/40	336	378	(a,f)
6.11%	01/15/40	189	228	(a)
CSX Corp.
4.25%	06/01/21	389	437
CVS Caremark Corp.
3.25%	05/18/15	207	220
DaVita Inc.
5.75%	08/15/22	138	144
6.38%	11/01/18	358	382	(f)
DDR Corp. (REIT)
4.63%	07/15/22	262	285
Deere & Co.
3.90%	06/09/42	355	367
Denbury Resources Inc.
6.38%	08/15/21	304	330	(f)
8.25%	02/15/20	231	260	(f)
DENTSPLY International Inc.
2.75%	08/15/16	295	304	(f)
4.13%	08/15/21	404	425
Devon Energy Corp.
1.88%	05/15/17	396	404
Diageo Capital PLC
1.50%	05/11/17	527	536
Diageo Investment Corp.
2.88%	05/11/22	556	580
4.25%	05/11/42	158	172
DIRECTV Holdings LLC
2.40%	03/15/17	187	192
4.75%	10/01/14	392	420
5.15%	03/15/42	563	573
Dominion Resources Inc.
1.95%	08/15/16	283	293
4.90%	08/01/41	161	186
DPL Inc.
7.25%	10/15/21	58	66	(a)
DR Horton Inc.
4.38%	09/15/22	347	345
Duke Energy Corp.
1.63%	08/15/17	371	372
3.05%	08/15/22	929	938

Duke Realty LP (REIT)
6.50%	01/15/18	403	468
Eastman Chemical Co.
2.40%	06/01/17	963	1,006
eBay Inc.
1.35%	07/15/17	260	263
2.60%	07/15/22	185	186
4.00%	07/15/42	222	216
Ecopetrol S.A.
7.63%	07/23/19	145	186
Empresa de Energia de Bogota S.A.
6.13%	11/10/21	71	78	(a)
Empresa Nacional del Petroleo
4.75%	12/06/21	100	107	(a)
Energy Transfer Equity LP
7.50%	10/15/20	269	305
Energy Transfer Partners LP
6.50%	02/01/42	94	108
6.70%	07/01/18	282	335
Enterprise Products Operating LLC
1.25%	08/13/15	372	376
4.45%	02/15/43	186	184
EOG Resources Inc.
2.63%	03/15/23	186	188
European Investment Bank
0.49%	12/15/14	600	605	(c)
4.88%	01/17/17	850	992	(f)
Exelon Corp.
4.90%	06/15/15	505	555
Export Credit Bank of Turkey
5.38%	11/04/16	225	241	(a)
Express Scripts Holding Co.
2.65%	02/15/17	904	947	(a,f)
3.13%	05/15/16	596	636
3.90%	02/15/22	178	194	(a,f)
4.75%	11/15/21	199	230	(a,f)
6.13%	11/15/41	187	243	(a,f)
Florida Power & Light Co.
4.13%	02/01/42	362	394
Ford Motor Credit Company LLC
3.00%	06/12/17	394	401
4.25%	09/20/22	177	181
Forest Oil Corp.
7.25%	06/15/19	358	355
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	173	185	(a)
Frontier Communications Corp.
7.13%	03/15/19	354	377
Gazprom Neft OAO Via GPN Capital S.A.
4.38%	09/19/22	200	199	(a)
Georgia Power Co.
4.30%	03/15/42	198	211
Globo Comunicacao e Participacoes S.A.
6.25%	12/31/49	100	108	(a,f,h)
Goldman Sachs Capital I
6.35%	02/15/34	306	307
Great Plains Energy Inc.
4.85%	06/01/21	403	447	(f)

Hanesbrands Inc.
6.38%	12/15/20	196	213	(f)
HCA Inc.
6.50%	02/15/20	309	344	(f)
Hewlett-Packard Co.
4.05%	09/15/22	183	185
Host Hotels & Resorts LP (REIT)
4.75%	03/01/23	173	179
6.00%	11/01/20	464	513	(f)
Hughes Satellite Systems Corp.
6.50%	06/15/19	356	381
Hyundai Capital America
1.63%	10/02/15	371	371	(a)
2.13%	10/02/17	548	548	(a)
Ingles Markets Inc.
8.88%	05/15/17	400	431	(f)
Instituto Costarricense de Electricidad
6.95%	11/10/21	200	222	(a,f)
Jabil Circuit Inc.
4.70%	09/15/22	139	138
John Deere Capital Corp.
3.15%	10/15/21	308	329
JPMorgan Chase & Co.
4.35%	08/15/21	393	433
4.50%	01/24/22	294	326
Kazakhstan Temir Zholy Finance BV
6.38%	10/06/20	200	240	(a)
KazMunayGas National Co.
9.13%	07/02/18	100	129	(a)
11.75%	01/23/15	100	121	(a,f)
KFW
2.00%	10/04/22	929	920
Kinder Morgan Energy Partners LP
3.45%	02/15/23	186	192
5.00%	08/15/42	186	193
Kinross Gold Corp.
6.88%	09/01/41	118	120
Koninklijke Philips Electronics N.V.
5.00%	03/15/42	143	161
Korea Development Bank
3.25%	03/09/16	380	399
4.00%	09/09/16	220	239
Korea National Oil Corp.
2.88%	11/09/15	278	289	(a)
3.13%	04/03/17	396	416	(a)
Kraft Foods Group Inc.
1.63%	06/04/15	248	252	(a)
2.25%	06/05/17	394	406	(a)
5.00%	06/04/42	335	374	(a)
Kreditanstalt fuer Wiederaufbau
4.50%	07/16/18	238	282	(f)
Levi Strauss & Co.
7.63%	05/15/20	361	390	(f)
Liberty Mutual Group Inc.
4.95%	05/01/22	94	98	(a)
6.50%	05/01/42	190	206	(a)
Linn Energy LLC
8.63%	04/15/20	295	323	(f)

Lorillard Tobacco Co.
3.50%	08/04/16	403	427	(f)
Majapahit Holding BV
7.75%	10/17/16	100	119	(a)
Marriott International Inc.
3.25%	09/15/22	484	487
McDonald’s Corp.
1.88%	05/29/19	395	410	(f)
Merck & Company Inc.
2.40%	09/15/22	372	375
MidAmerican Energy Holdings Co.
6.13%	04/01/36	330	422	(f)
Morgan Stanley
5.50%	07/28/21	377	413
5.75%	01/25/21	201	221
Mylan Inc.
7.88%	07/15/20	436	489	(a,f)
National Agricultural Cooperative Federation
4.25%	01/28/16	231	248	(a,f)
National JSC Naftogaz of Ukraine
9.50%	09/30/14	200	203
Newcrest Finance Pty Ltd.
4.20%	10/01/22	371	374	(a)
Newfield Exploration Co.
5.63%	07/01/24	330	366
5.75%	01/30/22	358	400	(f)
News America Inc.
6.65%	11/15/37	206	261	(f)
Nexen Inc.
6.40%	05/15/37	464	589
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	711	737
Nisource Finance Corp.
3.85%	02/15/23	450	472
Nordea Bank AB
3.13%	03/20/17	308	322	(a,f)
Novartis Capital Corp.
2.40%	09/21/22	446	451
3.70%	09/21/42	111	115
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%	06/30/21	194	218	(a)
Oglethorpe Power Corp.
5.38%	11/01/40	200	242
Omnicom Group Inc.
3.63%	05/01/22	521	550	(f)
ONEOK Partners LP
2.00%	10/01/17	279	284
3.38%	10/01/22	279	280
6.13%	02/01/41	226	271
Pacific Gas & Electric Co.
6.05%	03/01/34	369	485	(f)
PacifiCorp
6.25%	10/15/37	14	19
PAETEC Holding Corp.
8.88%	06/30/17	594	645	(f)
Peabody Energy Corp.
6.25%	11/15/21	213	212	(a,f)
PepsiCo Inc.
2.75%	03/05/22	532	552	(f)

Petrobras International Finance Co.
2.88%	02/06/15	159	163	(f)
3.50%	02/06/17	495	518	(f)
3.88%	01/27/16	159	168	(f)
Petroleos Mexicanos
5.50%	06/27/44	75	83
6.00%	03/05/20	150	179	(f)
6.50%	06/02/41	71	89
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	125	133
Philip Morris International Inc.
2.50%	05/16/16	403	426	(f)
3.88%	08/21/42	371	373
Power Sector Assets & Liabilities Management Corp.
7.39%	12/02/24	100	139	(a,f)
Pride International Inc.
6.88%	08/15/20	403	510	(f)
Prudential Financial Inc.
5.63%	05/12/41	198	223	(f)
Range Resources Corp.
5.75%	06/01/21	358	385	(f)
Raytheon Co.
1.40%	12/15/14	402	408	(f)
Roche Holdings Inc.
6.00%	03/01/19	405	508	(a,f)
Royal Bank of Canada
1.20%	09/19/17	558	562
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.30%	12/27/17	200	212	(a)
RZD Capital Ltd.
5.74%	04/03/17	100	111
Santander Holdings USA Inc.
3.00%	09/24/15	186	188
Schlumberger Investment S.A.
2.40%	08/01/22	557	551	(a)
Sempra Energy
2.30%	04/01/17	500	523
Sinochem Overseas Capital Company Ltd.
4.50%	11/12/20	100	106	(a)
Sinopec Group Overseas Development 2012 Ltd.
2.75%	05/17/17	395	410	(a)
Smurfit Kappa Acquisitions
4.88%	09/15/18	200	198	(a)
Takeda Pharmaceutical Company Ltd.
1.63%	03/17/17	741	749	(a)
Texas Instruments Inc.
1.65%	08/03/19	278	279
Textron Inc.
6.20%	03/15/15	334	367
The ADT Corp.
2.25%	07/15/17	261	269	(a)
3.50%	07/15/22	277	288	(a)
4.88%	07/15/42	363	393	(a)
The AES Corp.
8.00%	10/15/17	401	463
The Coca-Cola Co.
3.30%	09/01/21	442	492

The Goldman Sachs Group Inc.
5.75%	01/24/22	501	577	(f)
6.75%	10/01/37	279	299
The Potomac Edison Co.
5.35%	11/15/14	245	265	(f)
Time Warner Cable Inc.
6.75%	07/01/18	404	508
Time Warner Inc.
3.15%	07/15/15	132	141
4.90%	06/15/42	138	151
Total Capital International S.A.
1.55%	06/28/17	932	949
2.70%	01/25/23	558	569
Toyota Motor Credit Corp.
1.75%	05/22/17	500	514
Transnet SOC Ltd.
4.00%	07/26/22	200	203	(a)
4.50%	02/10/16	200	212	(a,f)
Transocean Inc.
3.80%	10/15/22	186	187
United Parcel Service Inc.
2.45%	10/01/22	371	374
United Technologies Corp.
1.80%	06/01/17	197	204	(f)
4.50%	06/01/42	296	332	(f)
Vail Resorts Inc.
6.50%	05/01/19	563	612	(f)
Verizon Communications Inc.
2.00%	11/01/16	989	1,034	(f)
Viacom Inc.
2.50%	12/15/16	484	510	(f)
Visteon Corp.
6.75%	04/15/19	348	365	(f)
Vodafone Group PLC
2.50%	09/26/22	372	371
Walgreen Company
1.80%	09/15/17	260	263
3.10%	09/15/22	260	264
Watson Pharmaceuticals Inc.
1.88%	10/01/17	260	263
3.25%	10/01/22	186	188
4.63%	10/01/42	149	153
Weatherford International Ltd.
4.50%	04/15/22	317	332
5.95%	04/15/42	297	312
WellPoint Inc.
1.25%	09/10/15	260	262
1.88%	01/15/18	371	374
3.30%	01/15/23	418	423
Willis Group Holdings PLC
4.13%	03/15/16	400	425	(f)
Woodside Finance Ltd.
4.50%	11/10/14	699	741	(a,f)
WPP Finance 2010
3.63%	09/07/22	186	187
5.13%	09/07/42	186	183
Xstrata Finance Canada Ltd.
5.80%	11/15/16	347	392	(a,f)
			94,903

Non-Agency Collateralized Mortgage Obligations—2.8%
Banc of America Merrill Lynch Commercial Mortgage Inc.
5.36%	09/10/47	420	473	(g)
5.68%	07/10/46	190	212
5.92%	02/10/51	40	47	(f,g)
6.40%	02/10/51	180	218	(f,g)
Bear Stearns Commercial Mortgage Securities
4.93%	02/13/42	430	470	(g)
5.57%	03/11/39	136	137	(f,g)
5.71%	04/12/38	370	406	(g)
Citigroup Commercial Mortgage Trust
5.48%	10/15/49	200	184
COMM 2006-C7 Mortgage Trust
5.97%	06/10/46	470	503	(g)
Commercial Mortgage Pass Through Certificates
4.98%	05/10/43	220	242	(g)
Credit Suisse First Boston Mortgage Securities Corp.
5.32%	10/25/35	241	6	(g)
Credit Suisse Mortgage Capital Certificates
5.53%	02/25/36	58	1	(g)
GS Mortgage Securities Corp. II
3.00%	08/10/44	410	439	(f)
3.55%	04/10/34	210	227	(a)
5.47%	08/10/44	190	215	(a,g)
Impac CMB Trust
2.44%	10/25/34	273	256	(c,f,g)
JP Morgan Chase Commercial Mortgage Securities Corp.
4.27%	06/16/45	380	417
5.04%	03/15/46	250	272	(g)
5.34%	08/12/37	1,170	1,290	(f,g)
5.44%	05/15/45 - 06/12/47	980	1,118
5.79%	02/12/51	390	463	(f,g)
LB-UBS Commercial Mortgage Trust
4.95%	09/15/30	310	342
5.16%	02/15/31	410	460
6.06%	06/15/38	190	220
18.30%	12/15/39	3,241	42	(a,c,g)
MASTR Alternative Loans Trust
5.00%	08/25/18	114	10	(e,k)
Merrill Lynch
5.49%	07/12/46	190	166
Morgan Stanley Capital I Inc.
5.16%	10/12/52	450	506	(f,g)
5.62%	12/12/49	69	69
5.90%	10/15/42	250	209	(g)
5.99%	08/12/41	160	187	(g)
6.46%	01/11/43	210	247	(g)
Wachovia Bank Commercial Mortgage Trust
5.47%	01/15/45	360	396	(f,g)
Wells Fargo Commercial Mortgage Trust
4.69%	10/15/45	90	92	(g)
Wells Fargo Mortgage Backed Securities Trust
5.50%	01/25/36 - 03/25/36	340	7
			10,549

Sovereign Bonds—1.3%
Banco Nacional de Desenvolvimento Economico e Social
5.50%	07/12/20	100	119	(a)
Gabonese Republic
8.20%	12/12/17	100	122
Government of Argentina
2.50%	12/31/38	52	19	(f,h)
8.28%	12/31/33	37	28
Government of Dominican Republic
7.50%	05/06/21	200	226	(a)
Government of El Salvador
7.65%	06/15/35	160	179	(a)
Government of Ghana Republic
8.50%	10/04/17	300	353	(a)
Government of Hungary
4.75%	02/03/15	50	50
7.63%	03/29/41	134	151	(f)
Government of Indonesia
4.88%	05/05/21	200	229	(a,f)
11.63%	03/04/19	53	81	(a,f)
Government of Lebanon
4.00%	12/31/17	23	22
5.15%	11/12/18	69	69
6.10%	10/04/22	69	70
Government of Lithuania
6.75%	01/15/15	100	110	(a,f)
Government of Mexico
4.75%	03/08/44	370	412
5.75%	10/12/49	72	86
6.05%	01/11/40	84	112	(f)
Government of Panama
6.70%	01/26/36	59	83	(f)
Government of Peru
6.55%	03/14/37	225	331	(f)
7.35%	07/21/25	100	147	(f)
Government of Philippines
4.00%	01/15/21	100	112
6.38%	01/15/32	100	135
Government of Poland
3.00%	03/17/23	62	61
5.00%	03/23/22	212	246
6.38%	07/15/19	37	46
Government of Romania
6.75%	02/07/22	146	164	(a,f)
Government of South Africa
6.25%	03/08/41	100	132
Government of Sri Lanka
7.40%	01/22/15	100	109	(a,f)
8.25%	10/24/12	100	100
Government of Turkey
5.13%	03/25/22	100	110
6.88%	03/17/36	71	90
Government of Uruguay
6.88%	09/28/25	66	89
Government of Venezuela
10.75%	09/19/13	219	224	(f)
Government of Vietnam
1.50%	03/12/16	22	20	(g)

Russian Foreign Bond - Eurobond
3.25%	04/04/17	200	210	(a,f)
7.50%	03/31/30	57	73	(h)
			4,920

Municipal Bonds and Notes—0.7%
American Municipal Power Inc.
6.27%	02/15/50	275	322
Municipal Electric Authority of Georgia
6.64%	04/01/57	234	273	(f)
New Jersey State Turnpike Authority
7.41%	01/01/40	560	826	(f)
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	165	191	(f)
Port Authority of New York & New Jersey
4.46%	10/01/62	420	423
South Carolina State Public Service Authority
6.45%	01/01/50	200	272
State of California
5.70%	11/01/21	280	318	(f)
			2,625

FNMA—0.0%*
Lehman TBA
5.50%	TBA	239	—	**(b,j,l)

Total Bonds and Notes
(Cost $311,566)			320,862

Other Investments—0.2%
GEI Investment Fund
(Cost $771)			948	(i)

Total Investments in Securities
(Cost $312,337)			321,810

Short-Term Investments—19.5%
GE Institutional Money Market Fund - Investment Class
0.08%
(Cost $72,979)			72,979	(c,i)

		Principal Amount	Fair Value
U.S. Treasuries—5.1%
U.S. Treasury Bills
0.04%	11/15/12	$1,000	$1,000	(c,f)
0.09%	12/13/12	18,000	17,998	(c)
			18,998

Total Short-Term Investments
(Cost $91,975)			91,977

Total Investments
(Cost $404,312)			413,787
Liabilities in Excess of Other Assets, net—(10.5)%			(39,232)

NET ASSETS—100.0%			$374,555

Other Information

The Fund had the following long futures contracts open at September 30, 2012 (Unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation
2 Yr. U.S. Treasury Notes Futures	December 2012	31	$6,836	$3
5 Yr. U.S. Treasury Notes Futures	December 2012	434	54,091	219
30 Yr. U.S. Treasury Bonds Futures	December 2012	24	3,585	46

				$268

The Fund had the following short futures contracts open at September 30, 2012 (Unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	December 2012	103	$(17,018)	$43
10 Yr. U.S. Treasury Notes Futures	December 2012	214	(28,566)	(126)

				$(83)

				$185

Notes to Schedules of Investments (dollars in thousands)—September 30, 2012 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, these securities amounted to $22,653 or 6.05% of the net assets of the Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(b)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c)	Coupon amount represents effective yield.

(d)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(f)	At September 30, 2012, all or a portion of this security is reserved and/or pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(g)	Variable or Floating rate security. The stated rate represents the rate at September 30, 2012.

(h)	Step coupon bond. Security becomes interest bearing at a future date.

(i)	GE Asset Management, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Institutional Money Market Fund. The GEI Investment Fund has been determined to be illiquid using procedures established by the Board of Trustees.

(j)	Securities in default.

(k)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

(l)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Board of Trustees.

†	Percentages are based on net assets as of September 30, 2012.
††	Security traded on different exchanges.
*	Less than 0.05%
**	Amount is less than $500.

Abbreviations:

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be Announced

Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

The Fund uses the net asset value per unit for collective funds (i.e., GEI Investment Fund). The Fund classifies the investment security in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2012:

(Dollars in Thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Income Fund	Investments in Securities †
	U.S. Treasuries	$—	$92,462	$—	$92,462
	Agency Mortgage Backed	—	112,340	—	112,340
	Agency CMOs	—	1,883	—	1,883
	Asset Backed	—	1,180	—	1,180
	Corporate Notes	—	94,903	—	94,903
	Non-Agency CMOs	—	10,549	—	10,549
	Sovereign Bonds	—	4,920	—	4,920
	Municipal Notes and Bonds	—	2,625	—	2,625
	Other Investments	—	948	—	948
	Short-Term Investments	72,979	18,998	—	91,977

	Total Investments in Securities	$72,979	$340,808	$—	$413,787

	Other Financial Instruments *
	Futures Contracts—Unrealized Appreciation	$311	$—	$—	$311
	Futures Contracts—Unrealized Depreciation	(126)	—	—	(126)

	Total Other Financial Instruments	$185	$—	$—	$185

†	See Schedule of Investments for Industry Classification
*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At September 30, 2012, information on the tax cost of investments was as follows (Dollars in thousands):

Fund	Cost of investment for Tax purposes	Gross Tax appreciation	Gross Tax depreciation	Net Tax appreciation
Elfun Income Fund	$405,894	$11,249	$(3,356)	$7,893

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Income Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 16, 2012

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: November 16, 2012